14A NON-CONTROLLING INTEREST	6 Months Ended
Jun. 30, 2017
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

The subsidiaries of the Company are all direct or indirect wholly-owned subsidiaries, except for Bellsoft India Solutions Private Limited (“Bellsoft India”) and Ameritas Technologies India Private Limited, of which the Company held 72% and 76% of the equity of each company, respectively, through March 31, 2017.  On March 31, 2017, Ameri Georgia (parent of Bellsoft India) acquired the remaining 28% of the equity of Bellsoft India held by minority shareholders for approximately $8,200. At the time of the acquisition, the Company reversed the amount payable to non-controlling interest of $3,383 and the same amount was recorded as additional paid-in-capital.

The Company attributes relevant gains and losses to such non-controlling interests for every financial year. During the three months ended June 30, 2017, 2016, and the six months ended June 30, 2017, 2016 the profit attributable to the holders of non-controlling interests amounted to $15,388 and $0 and $11,872 and $0, respectively.